Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net Loss per Share
Schedule of computation of basic and diluted net loss per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(5,093)	$(4,670)	$(13,806)	$(21,351)
Denominator:
Weighted‑average shares used to compute net loss per share, basic and diluted	113,203,074	102,791,023	106,333,836	102,727,198
Basic and diluted net loss per share	$(0.04)	$(0.05)	$(0.13)	$(0.21)

	Years Ended
	December 31,
	2019	2018
Numerator:
Net loss	$(32,600)	$(36,256)
Denominator:
Weighted-average shares outstanding	102,752,092	102,325,465
Weighted‑average shares used to compute net loss per share, basic and diluted	102,752,092	102,325,465
Basic and diluted net loss per share	$(0.32)	$(0.35)

Schedule of potentially dilutive securities excluded from the computation of diluted weighted-average shares outstanding

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Stock options outstanding	7,727,158	5,913,820	7,727,158	5,913,820
Unvested restricted stock units	1,291,056	25,520	1,291,056	25,520
Total potentially dilutive securities	9,018,214	5,939,340	9,018,214	5,939,340

	Years Ended
	December 31,
	2019	2018
Stock options outstanding	7,760,950	6,445,898
Unvested restricted stock units	36,520	25,520
Total potential dilutive securities	7,797,470	6,471,418